SHORT-TERM BORROWINGS AND CURRENT PORTION OF LONG-TERM BORROWINGS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Short-term Debt
Current portion of long-term borrowing							¥ 30,000		¥ 1,250
Short-term borrowings and current portion of long-term borrowings			$ 654,193				4,554,362		2,890,842
Amount borrowed during the year			$ 1,454,922	¥ 10,128,876	¥ 5,637,551	¥ 1,725,476
Rent financing
Short-term Debt
Short-term borrowing							2,753,191		1,947,592
Restricted cash deposited to secure borrowings							¥ 267,983		155,591
Percentage of balance with one of the financial institutions as total balance			94.00%	94.00%
Rent financing | Minimum
Short-term Debt
Interest rate			6.00%				6.00%
Rent financing | Maximum
Short-term Debt
Interest rate			10.00%				10.00%
Bank loans
Short-term Debt
Short-term borrowing							¥ 1,771,171		742,000
Entrusted loan
Short-term Debt
Short-term borrowing									¥ 200,000
Interest rate	2.00%							2.00%	2.00%
Restricted cash deposited to secure borrowings	¥ 102,100								¥ 207,000
Line of credit amount									300,000
Term of loan	11 months	1 year
Amount borrowed during the year	¥ 100,000	¥ 200,000
Unused line of credit							0		100,000
Line of credit interest rate	5.00%	5.00%
Commercial banks and other financial institutions
Short-term Debt
Short-term borrowing							1,771,171		742,000
Restricted cash deposited to secure borrowings							¥ 1,668,590	$ 147,990	¥ 1,015,685
Weighted average interest rates			3.48%				3.48%	5.62%	5.62%
Commercial banks and other financial institutions | Jing Gao and Yan Cui
Short-term Debt
Balance guaranteed							¥ 67,581
Commercial banks and other financial institutions | Guangdong Join-Share Financing Guarantee Investment Co., Ltd
Short-term Debt
Balance guaranteed							15,000
VIEs
Short-term Debt
Short-term borrowings and current portion of long-term borrowings							¥ 1,798,880		¥ 2,890,842